NATIONWIDE VARIABLE INSURANCE TRUST
NVIT BlueprintSM Managed Growth Fund
NVIT BlueprintSM Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund

Supplement dated October 28, 2022
to the Prospectus dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following Funds will no longer invest in a fixed interest contract (“Nationwide Contract”) issued by Nationwide Life Insurance Company.

Fund Name
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE